INVESTMENT SECURITIES - Equity instruments through OCI - Additional information (Details) $ in Millions	6 Months Ended
Dec. 31, 2019 COP ($)
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Master Card
Disclosure of financial assets [line items]
Profit on sale of investment	$ 11,329